Derivative Liabilities (Details) - USD ($)		6 Months Ended
	Nov. 21, 2023	Jun. 30, 2025	Mar. 24, 2025	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2023	Apr. 28, 2023	Jul. 15, 2022
Derivative Liabilities [Line Items]
Warrants purchase								167
Warrant exercise price (in Dollars per share)	$ 5,600		$ 0.0001		$ 392			$ 2,817
Warrants maturity date							Apr. 27, 2027
Deemed value (in Dollars)
Derivative liability warrants outstanding term				4 years 9 months 25 days		2 years 9 months 21 days
Price per share	5,600
Derivative liability warrants outstanding							167
IPO warrants [Member]
Derivative Liabilities [Line Items]
Warrants purchase	54
Warrant exercise price (in Dollars per share)	$ 5,600
Purchase of each warrant	1
Warrants maturity date	Nov. 21, 2028
Warrants issued	54
Derivative Liability Warrants [Member]
Derivative Liabilities [Line Items]
Warrant exercise price (in Dollars per share)		$ 3,497		$ 3,497
Derivative liability warrants outstanding term		2 years 2 months 15 days		2 years 8 months 15 days		3 years 8 months 15 days
Derivative liability warrants outstanding		221		221